PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 3,896	$ 1,875
Less: Accumulated depreciation	(1,857)	(1,122)
Total property and equipment, net	2,039	753
Office furniture
Property, Plant and Equipment [Line Items]
Property and equipment	86	86
Computers and equipment
Property, Plant and Equipment [Line Items]
Property and equipment	$ 3,810	$ 1,789